Other Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2015
Other Balance Sheet Details
Schedule of Accrued expenses and other current liabilities

	December 31,
in thousands	2014	2015
Clinical and preclinical	$327	$871
Compensation and benefits	336	605
Financing Costs	—	655
Contract manufacturing	141	754
Legal	158	243
Audit and tax related	176	376
Other	23	183
Deferred rent, current portion	—	7

Total	$1,161	$3,694